Investment Securities - Schedule of Credit-Related Loss Activity Recognized In Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance, beginning of period	$ 77	$ 79	$ 105
OTTI recognized	3	0	2
Realized losses on securities sold or matured	(2)	(2)	(28)
Balance, end of period	$ 78	$ 77	$ 79